Summary of Significant Accounting Policies (Details)	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P. [Member]
Summary of Significant Accounting Policies (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%
Amortization period of offering cost	2 years
SQN AIF IV GP, LLC [Member]
Summary of Significant Accounting Policies (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Percentage represents the Limited Partners cumulative return compounded annually on their capital contributions	8.00%